Financial Instruments and Derivatives - Offsetting (Details) - Derivatives - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Offsetting Financial Assets
Gross amount	$ 258.4	$ 246.3
Amount offset	(3.4)	(11.0)
Net amount	255.0	235.3
Offsetting Financial Liabilities
Gross amount	(58.6)	(19.7)
Amount offset	3.4	11.0
Net amount	(55.2)	(8.7)
Gross amount assets (liabilities)	199.8	226.6
Net amount assets (liabilities)	$ 199.8	$ 226.6